Payroll, staff and employee benefits obligations (Tables)	12 Months Ended
Dec. 31, 2022
Payroll, staff and employee benefits obligations
Schedule of liabilities for employee benefits obligations

As of December 31,
(M$)	2022	2021	2020
Pension benefits liabilities	1,308	1,966	3,111
Other benefits liabilities	467	633	700
Restructuring reserves (early retirement plans)	54	73	106
TOTAL	1,829	2,672	3,917
Net liabilities relating to assets held for sale	–	(1)	1

Schedule of fair value of the defined benefit obligation and plan assets

As of December 31,	Pension benefits			Other benefits
(M$)	2022	2021	2020	2022	2021	2020
Change in benefit obligation
Benefit obligation at beginning of year	11,777	13,591	12,285	633	700	742
Current service cost	202	247	244	15	17	19
Interest cost	195	164	217	12	8	11
Past service cost	27	(197)	–	9	(1)	–
Settlements	5	3	(10)	-	–	(3)
Plan participants' contributions	17	17	10	1	–	–
Benefits paid	(661)	(704)	(702)	(22)	(34)	(27)
Actuarial losses / (gains)	(2,502)	(734)	818	(155)	(11)	(89)
Foreign currency translation and other	(793)	(610)	729	(25)	(46)	47
Benefit obligation at year-end	8,267	11,777	13,591	467	633	700
Of which plans entirely or partially funded	7,806	11,143	12,830	-	–	–
Of which plans not funded	461	634	761	467	633	700
Change in fair value of plan assets
Fair value of plan assets at beginning of year	(10,231)	(10,580)	(9,769)	–	–	–
Interest income	(190)	(146)	(191)	–	–	–
Actuarial losses / (gains)	2,083	(290)	(517)	–	–	–
Settlements	2	–	2	–	–	–
Plan participants’ contributions	(17)	(17)	(10)	–	–	–
Employer contributions	(260)	(303)	(229)	–	–	–
Benefits paid	607	635	622	–	–	–
Foreign currency translation and other	700	470	(488)	–	–	–
Fair value of plan assets at year-end	(7,306)	(10,231)	(10,580)	–	–	–
UNFUNDED STATUS	961	1,546	3,011	467	633	700
Asset ceiling	46	41	36	–	–	–
NET RECOGNIZED AMOUNT	1,007	1,587	3,047	467	633	700
Pension benefits and other benefits liabilities	1,308	1,966	3,111	467	633	700
Other non-current assets	(301)	(378)	(65)	–	–	–
Net benefit liabilities relating to assets held for sale	–	(1)	1	–	–	–

Schedule of benefit amounts recognized, estimated future payments and actuarial assumptions

For the year ended December 31,	Pension benefits			Other benefits
(M$)	2022	2021	2020	2022	2021	2020
Current service cost	202	247	244	15	17	19
Past service cost	27	(197)	–	9	(1)	–
Settlements	7	3	(7)	–	–	(3)
Net interest cost	5	18	25	12	8	11
Benefit amounts recognized on Profit & Loss	241	71	262	36	24	27
- Actuarial (Gains) / Losses
* Effect of changes in demographic assumptions	1	(71)	(12)	(9)	(8)	(3)
* Effect of changes in financial assumptions	(2,617)	(450)	773	(138)	2	(1)
* Effect of experience adjustments	111	(214)	57	(8)	(5)	(85)
* Actual return on plan assets	2,083	(294)	(517)	–	–	–
- Effect of asset ceiling	3	5	–	–	–	–
Benefit amounts recognized on Equity	(419)	(1,024)	301	(155)	(11)	(89)
TOTAL BENEFIT AMOUNTS RECOGNIZED ON COMPREHENSIVE INCOME	(178)	(953)	563	(119)	13	(62)

Estimated future payments
(M$)	Pension benefits	Other benefits
2023	586	25
2024	495	25
2025	504	25
2026	537	25
2027	589	25
2028-2032	3,059	121

	Pension benefits			Other benefits
As of December 31,	2022	2021	2020	2022	2021	2020
Discount rate (weighted average for all regions)	4.39%	1.82%	1.28%	4.45%	1.83%	1.41%
Of which Euro zone	3.70%	0.99%	0.52%	3.48%	1.05%	0.68%
Of which United States	4.50%	3.00%	2.50%	4.50%	3.00%	2.50%
Of which United Kingdom	4.75%	2.00%	1.50%	–	–	–
Inflation rate (weighted average for all regions)	2.91%	2.41%	2.06%	–	–	–
Of which Euro zone	2.49%	1.71%	1.24%	–	–	–
Of which United States	2.50%	2.50%	2.50%	–	–	–
Of which United Kingdom	3.25%	3.25%	3.00%	–	–	–

Schedule of asset allocation

Asset allocation	Pension benefits
as of December 31,	2022	2021	2020
Equity securities	26%	39%	25%
Debt securities	46%	35%	45%
Monetary	3%	1%	2%
Annuity contracts	17%	17%	20%
Real estate	8%	8%	8%

Schedule of sensitivity analysis impact on benefit obligation

A 0.5% increase or decrease in discount rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2022	(510)	623

A 0.5% increase or decrease in inflation rates – all other things being equal - would have the following approximate impact on the benefit obligation:

(M$)	0.5% Increase	0.5% Decrease
Benefit obligation as of December 31, 2022	303	(284)

Schedule of personnel expenses and Group employees

For the year ended December 31,	2022	2021	2020
Personnel expenses (M$)
Wages and salaries (including social charges)	9,002	9,207	8,908
TotalEnergies employees at December 31,
France (DROM COM includ.)
● Management	14,130	13,903	14,016
● Other	20,829	21,232	21,886
International
● Management	18,183	17,346	17,102
● Other	48,137	48,828	52,472
TOTAL	101,279	101,309	105,476